Information about financial instruments - Schedule of Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Income tax liabilities of the parent company	$ 2,827	$ 0	$ 0
Fair value	22,548	96,803	76,815
Financial assets, at fair value	(67,760)	(15,182)	(20,256)
Level 2 | Cash flow hedges
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial assets, at fair value		74
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	35,707	105,178	93,753
Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	29,793	100,939	29,405
Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	5,475	2,629	60,593
Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	77	1,247	2,538
Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	307	268	1,217
Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	55	70	0
Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	25	0
Research project financing | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	8,403	2,542	3,287
Research project financing | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	3,938	2,057	1,237
Research project financing | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	4,026	113	1,683
Research project financing | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	77	165	146
Research project financing | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	307	207	221
Research project financing | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	55	0	0
Research project financing | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	3,742	9,544	7,723
Interest-bearing receivables financing | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	3,742	9,544	7,723
Interest-bearing receivables financing | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Interest-bearing receivables financing | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Government loans | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	2,419	3,900	4,971
Government loans | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,303	1,791	1,534
Government loans | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,116	1,414	1,397
Government loans | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	695	1,367
Government loans | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	673
Government loans | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Government loans | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Convertible debt | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		52,278	54,348
Convertible debt | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		52,278	0
Convertible debt | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	54,348
Convertible debt | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	0
Convertible debt | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	0
Convertible debt | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	0
Convertible debt | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0	0
Lease liability
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	1,772	3,116	3,569
Lease liability | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,772	3,116	3,569
Lease liability | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	1,439	1,471	1,291
Lease liability | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	333	1,102	930
Lease liability | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	387	1,025
Lease liability | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	61	323
Lease liability | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	70	0
Lease liability | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	25	0
Trade payables | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	6,106	16,281	11,577
Trade payables | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	6,106	16,281	9,342
Trade payables | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	2,235
Trade payables | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Trade payables | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Trade payables | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Trade payables | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	10,438	8,595	8,278
Other current liabilities | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	10,438	8,595	8,278
Other current liabilities | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Other current liabilities | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0	0	0
Cash flow hedges | Financial instruments at fair value through other comprehensive income
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	106	3	3,203
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value		0
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value	106	3	$ 3,203
Cash flow hedges | Financial instruments at fair value through other comprehensive income | Level 3
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Fair value		0
Cash flow hedges | Financial Assets Measured At Fair Value Through Other Comprehensive Income
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial assets, at fair value		74
Unsecured related party loan | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		8,922
Unsecured related party loan | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		8,922
Unsecured related party loan | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0
Unsecured related party loan | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0
Unsecured related party loan | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0
Unsecured related party loan | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		0
Unsecured related party loan | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk		$ 0
Income Tax Lianilities | Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	2,827
Income Tax Lianilities | Liquidity risk | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	2,827
Income Tax Lianilities | Liquidity risk | 1 to 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0
Income Tax Lianilities | Liquidity risk | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0
Income Tax Lianilities | Liquidity risk | 3 to 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0
Income Tax Lianilities | Liquidity risk | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	0
Income Tax Lianilities | Liquidity risk | More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities considered in liquidity risk	$ 0